May 5, 2015

TOUCHSTONE STRATEGIC TRUST

Touchstone Large Cap Growth Fund

Supplement to the Prospectus and Statement of Additional Information Dated July 30, 2014

On February 12, 2015, the Board of Trustees of Touchstone Strategic Trust approved changes to the name and investment strategy of the Touchstone Large Cap Growth Fund (the “Fund”). Effective May 4, 2015, the Fund was renamed the Touchstone Sustainability and Impact Equity Fund and is no longer offered through the Prospectus and Statement of Additional Information, each dated July 30, 2014. Accordingly, all references to the Fund in the Prospectus and Statement of Additional Information dated July 30, 2014 are deleted. For information on the Fund’s new investment strategy, including its risks, please see the Fund’s Prospectus and Statement of Additional Information dated May 4, 2015.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-54-TST-TEQAX-S3-1503